Fair value measurement of assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [Line Items]
Available-for-sale financial assets	₩ 699,833	₩ 1,014,732
Financial assets at fair value through profit or loss	111,512
At fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Available-for-sale financial assets	661,907	974,647
Derivative assets	32,626	781,374
Financial assets at fair value through profit or loss	111,512
Total	806,045	1,756,021
At fair value [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [Line Items]
Available-for-sale financial assets	274,453	268,171
Total	274,453	268,171
At fair value [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Available-for-sale financial assets	214,156	437,015
Derivative assets	18,466	770,851
Financial assets at fair value through profit or loss	111,512
Total	344,134	1,207,866
At fair value [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Available-for-sale financial assets	173,298	269,461
Derivative assets	14,160	10,523
Total	₩ 187,458	₩ 279,984